CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 33,744	$ 44,979
Available-for-sale marketable securities	16,003	29,448
Short-term bank deposits	80,922	29,989
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,947 and $ 1,686 in 2014 and 2015, respectively)	26,410	25,637
Other current assets and prepaid expenses	5,042	4,939
Inventories	16,322	16,844
Total current assets	178,443	151,836
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	87,814	114,519
Long-term bank deposits	96,643	111,754
Severance pay fund	2,724	3,040
Total long-term investments	187,181	229,313
Property and equipment, net	26,203	20,592
Intangible assets, net	3,518	4,756
Goodwill	30,069	30,069
Other long-term assets	5,473	6,007
Total assets	430,887	442,573
CURRENT LIABILITIES:
Trade payables	9,255	9,817
Deferred revenues	46,061	41,966
Employees and payroll accruals	10,791	11,084
Other payables and accrued expenses	11,307	12,959
Total current liabilities	77,414	75,826
LONG TERM LIABILITIES:
Deferred revenues	25,136	25,382
Other long-term liabilities	9,214	7,668
Total long-term liabilities	$ 34,350	$ 33,050
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Share capital - Authorized: 60,000,000 at December 31, 2014 and 2015; Issued: 51,942,823 and 52,619,945 shares at December 31, 2014 and 2015, respectively; Outstanding: 46,926,497 and 44,778,847 shares at December 31, 2014 and 2015, respectively	$ 661	$ 654
Additional paid-in capital	312,784	294,084
Treasury stock (5,016,326) and (7,841,098) of Ordinary shares at December 31, 2014 and 2015, respectively	(94,049)	(41,153)
Accumulated other comprehensive income	1,257	211
Retained earnings	98,470	79,901
Total shareholders' equity	319,123	333,697
Total liabilities and shareholders' equity	$ 430,887	$ 442,573